Loans and Borrowings - Senior Notes (Details) - Senior notes due 2030 - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2022	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 400,000
Proceeds from loans and borrowings	$ 392,000
Borrowings		$ 405,092	$ 404,152
Interest rate (as a percent)	6.50%	6.50%
Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	6.70%
Redemption period one | Top of range
Disclosure of detailed information about borrowings [line items]
Redemption price, percentage	103.25%
Redemption period one | Bottom of range
Disclosure of detailed information about borrowings [line items]
Redemption price, percentage	100.00%
Redemption period two
Disclosure of detailed information about borrowings [line items]
Redemption price, percentage	101.00%
Deferred finance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,000